PROPERTIES (Details 2) $ in Millions		1 Months Ended	5 Months Ended	12 Months Ended
		Oct. 31, 2013 USD ($)	Jul. 24, 2015 USD ($)	Dec. 31, 2015 USD ($) Facility Bed	Dec. 31, 2014 USD ($) Facility Bed	Dec. 31, 2013 USD ($) Facility Bed	Jun. 30, 2010 Facility
Real Estate Properties [Line Items]
Number of Facilities | Facility				949
Initial Yield (%)			5.00%
2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				1,542
Total Investment				$ 228.7
2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed					931
Total Investment					$ 131.7
2013 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed						481
Total Investment						$ 35.5
Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				122.0
Land | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					6.8
Land | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						1.3
Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				98.6
Buildings and site improvements | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					120.1
Buildings and site improvements | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						30.8
Furniture and fixtures | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 8.1
Furniture and fixtures | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 4.8
Furniture and fixtures | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						$ 3.4
NY | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment			$ 111.7
IN | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment		$ 25.2
SNF's
Real Estate Properties [Line Items]
Number of Facilities | Facility				782			143
SNF's | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				13
SNF's | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility					4
ALFs
Real Estate Properties [Line Items]
Number of Facilities | Facility				85
ALFs | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				4
ALFs | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility					5
Q1 | TX | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				93
Total Investment				$ 6.8
Initial Yield (%)				9.50%
Q1 | TX | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 0.1
Q1 | TX | Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				6.1
Q1 | TX | Furniture and fixtures | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 0.6
Q1 | AZ | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed					90
Total Investment					$ 4.7
Initial Yield (%)					9.75%
Q1 | AZ | Land | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 0.4
Q1 | AZ | Buildings and site improvements | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					3.9
Q1 | AZ | Furniture and fixtures | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 0.4
Q1 | SNF's | TX | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				1
Q1 | ALFs | AZ | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility					1
Q2/Q3 | GA, SC | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed					345
Total Investment					$ 34.6
Initial Yield (%)					9.50%
Q2/Q3 | GA, SC | Land | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 0.9
Q2/Q3 | GA, SC | Buildings and site improvements | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					32.1
Q2/Q3 | GA, SC | Furniture and fixtures | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 1.6
Q2/Q3 | SNF's | GA, SC | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility					3
Q3 | TX | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed					125
Total Investment					$ 8.2
Initial Yield (%)					9.75%
Q3 | TX | Land | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 0.4
Q3 | TX | Buildings and site improvements | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					7.4
Q3 | TX | Furniture and fixtures | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 0.4
Q3 | NE | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				530
Total Investment				$ 15.0
Initial Yield (%)				9.00%
Q3 | NE | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 1.4
Q3 | NE | Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				12.1
Q3 | NE | Furniture and fixtures | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 1.5
Q3 | WA | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				136
Total Investment				$ 18.0
Initial Yield (%)				8.00%
Q3 | WA | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 2.2
Q3 | WA | Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				14.9
Q3 | WA | Furniture and fixtures | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 0.9
Q3 | GA | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				125
Total Investment				$ 10.8
Initial Yield (%)				7.00%
Q3 | GA | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 1.2
Q3 | GA | Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				9.0
Q3 | GA | Furniture and fixtures | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 0.6
Q3 | VA | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				300
Total Investment	[1]			$ 28.5
Initial Yield (%)				9.25%
Q3 | VA | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 1.9
Q3 | VA | Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				24.2
Q3 | VA | Furniture and fixtures | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 2.4
Q3 | FL | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				260
Total Investment	[2]			$ 32.0
Initial Yield (%)				9.00%
Q3 | FL | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 1.4
Q3 | FL | Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				29.0
Q3 | FL | Furniture and fixtures | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 1.6
Q3 | NY | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed
Total Investment	[3],[4]			$ 111.7
Initial Yield (%)
Q3 | NY | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 111.7
Q3 | SNF's | TX | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility					1
Q3 | SNF's | NE | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				6
Q3 | SNF's | WA | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				1
Q3 | SNF's | VA | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				1
Q3 | SNF's | FL | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				2
Q3 | ALFs | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				4
Q3 | ALFs | WA | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				2
Q3 | ALFs | GA | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				2
Q4 | TX | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				92
Total Investment				$ 5.3
Initial Yield (%)				9.50%
Q4 | TX | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 1.8
Q4 | TX | Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				3.0
Q4 | TX | Furniture and fixtures | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 0.5
Q4 | FL | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed						97
Total Investment						$ 10.3
Initial Yield (%)						7.25%
Q4 | FL | Land | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						$ 0.6
Q4 | FL | Buildings and site improvements | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						9.0
Q4 | FL | Furniture and fixtures | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						$ 0.7
Q4 | AZ | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed				6
Total Investment	[3]			$ 0.6
Initial Yield (%)				9.00%
Q4 | AZ | Land | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 0.3
Q4 | AZ | Buildings and site improvements | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 0.3
Q4 | PA,OR, AR | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed					371
Total Investment					$ 84.2
Initial Yield (%)					6.00%
Q4 | PA,OR, AR | Land | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 5.1
Q4 | PA,OR, AR | Buildings and site improvements | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					76.7
Q4 | PA,OR, AR | Furniture and fixtures | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 2.4
Q4 | IN | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Operating Beds | Bed						384
Total Investment	[5]					$ 25.2
Initial Yield (%)						9.70%
Q4 | IN | Land | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						$ 0.7
Q4 | IN | Buildings and site improvements | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						21.8
Q4 | IN | Furniture and fixtures | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment						$ 2.7
Q4 | SNF's | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility						4
Q4 | SNF's | TX | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				1
Q4 | SNF's | FL | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility
Q4 | SNF's | AZ | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility				1
Q4 | SNF's | IN | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility						4
Q4 | ALFs | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility						1
Q4 | ALFs | FL | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility						1
Q4 | ALFs | PA,OR, AR | 2014 Acquisitions and Other
Real Estate Properties [Line Items]
Number of Facilities | Facility					4

[1]	In July 2015, we leased the facility to a new operator with an initial lease term of 10 years.
[2]	The Company estimated the fair value of the assets acquired on the acquisition date based on certain valuation analyses that have yet to be finalized, and accordingly, the assets acquired, as detailed, are subject to adjustment one the analyses are completed.
[3]	Accounted for as an asset acquisition.
[4]	On July 24, 2015, we purchased five buildings located in New York City, New York for approximately $111.7 million. We and our operator plan to construct a 201,000 square-foot assisted living and memory care facility. The properties were added to the operator's existing master lease. The lease provides for a 5% annual cash yield on the land during the construction phase. Upon issuance of a certification of occupancy, the annual cash yield will increase to 7% in year one and 8% in year two with annual 2.5% annual escalators thereafter.
[5]	On October 31, 2013, we recorded approximately $3.0 million to below market leases as a result of the transaction for a total investment of $25.2 million.